Offerings	Jul. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. Series M Debentures due September 1, 2027
Amount Registered | shares	2,006,307,962
Maximum Aggregate Offering Price	$ 2,006,307,962.08
Fee Rate	0.01531%
Amount of Registration Fee	$ 307,165.75
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement Nos. 333-278184 and 333-278184-02.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of Series M Debentures due September 1, 2027
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	NextEra Energy, Inc. has agreed to absolutely, irrevocably and unconditionally guarantee the payment of principal, interest and premium, if any, on the Series M Debentures due September 1, 2027 (the "Debentures"). The value attributable to the NextEra Energy, Inc. guarantee, if any, is reflected in the offering price of the Debentures. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the NextEra Energy, Inc. guarantee is payable.